Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Allowance for Loan Losses
4.	Allowance for Loan Losses

Our provisions for loan losses represent the periodic expense of maintaining an allowance sufficient to absorb incurred probable losses, net of expected recoveries, in the held-for-investment loan portfolios. The evaluation of the provisions for loan losses is inherently subjective as it requires material estimates that may be susceptible to significant changes. We believe that the allowance for loan losses is appropriate to cover probable losses incurred in the loan portfolios. We segregate our Private Education Loan portfolio into two classes of loans — traditional and non-traditional. Non-traditional loans are loans to (i) customers attending for-profit schools with an original Fair Isaac and Company (“FICO”) score of less than 670 and (ii) customers attending not-for-profit schools with an original FICO score of less than 640. The FICO score used in determining whether a loan is non-traditional is the greater of the customer or cosigner FICO score at origination. Traditional loans are defined as all other Private Education Loans that are not classified as non-traditional.

Allowance for Loan Losses Metrics

	Allowance for Loan Losses
	Year Ended December 31, 2012
(Dollars in millions)	FFELP Loans	Private Education Loans	Other Loans	Total
Allowance for Loan Losses
Beginning balance	$187	$2,171	$69	$2,427
Total provision	72	1,008	—	1,080
Charge-offs(1)	(92)	(1,037)	(22)	(1,151)
Student loan sales	(8)	—	—	(8)
Reclassification of interest reserve(2)	—	29	—	29

Ending Balance	$159	$2,171	$47	$2,377

Allowance:
Ending balance: individually evaluated for impairment	$—	$1,126	$35	$1,161
Ending balance: collectively evaluated for impairment	$159	$1,045	$12	$1,216
Loans:
Ending balance: individually evaluated for impairment	$—	$7,560	$69	$7,629
Ending balance: collectively evaluated for impairment	$124,335	$32,341	$116	$156,792
Charge-offs as a percentage of average loans in repayment	.10%	3.37%	9.51%
Charge-offs as a percentage of average loans in repayment and forbearance	.08%	3.24%	9.51%

Allowance as a percentage of the ending total loan balance	.13%	5.44%	25.39%
Allowance as a percentage of the ending loans in repayment	.18%	6.89%	25.39%
Allowance coverage of charge-offs	1.7	2.1	2.1
Ending total loans(3)	$124,335	$39,901	$185
Average loans in repayment	$91,653	$30,750	$231
Ending loans in repayment	$90,731	$31,514	$185

(1)	Charge-offs are reported net of expected recoveries. For Private Education Loans, the expected recovery amount is transferred to the receivable for partially charged-off loan balance. Charge-offs include charge-offs against the receivable for partially charged-off loans which represents the difference between what was expected to be collected and any shortfalls in what was actually collected in the period. See “Receivable for Partially Charged-Off Private Education Loans” for further discussion.
(2)	Represents the additional allowance related to the amount of uncollectible interest reserved within interest income that is transferred in the period to the allowance for loan losses when interest is capitalized to a loan’s principal balance.
(3)	Ending total loans for Private Education Loans includes the receivable for partially charged-off loans.

	Allowance for Loan Losses
	Year Ended December 31, 2011
(Dollars in millions)	FFELP Loans	Private Education Loans	Other Loans	Total
Allowance for Loan Losses
Beginning balance	$189	$2,022	$72	$2,283
Total provision	86	1,179	30	1,295
Charge-offs(1)	(78)	(1,072)	(33)	(1,183)
Student loan sales	(10)	—	—	(10)
Reclassification of interest reserve(2)	—	42	—	42

Ending Balance	$187	$2,171	$69	$2,427

Allowance:
Ending balance: individually evaluated for impairment	$—	$762	$51	$813
Ending balance: collectively evaluated for impairment	$187	$1,409	$18	$1,614
Loans:
Ending balance: individually evaluated for impairment	$—	$5,313	$93	$5,406
Ending balance: collectively evaluated for impairment	$136,643	$34,021	$170	$170,834

Charge-offs as a percentage of average loans in repayment	.08%	3.72%	11.30%
Charge-offs as a percentage of average loans in repayment and forbearance	.07%	3.55%	11.30%
Allowance as a percentage of the ending total loan balance	.14%	5.52%	26.26%
Allowance as a percentage of the ending loans in repayment	.20%	7.19%	26.26%
Allowance coverage of charge-offs	2.4	2.0	2.1
Ending total loans(3)	$136,643	$39,334	$263
Average loans in repayment	$94,359	$28,790	$294
Ending loans in repayment	$94,181	$30,185	$263

(1)	Charge-offs are reported net of expected recoveries. For Private Education Loans, the expected recovery amount is transferred to the receivable for partially charged-off loan balance. Charge-offs include charge-offs against the receivable for partially charged-off loans which represents the difference between what was expected to be collected and any shortfalls in what was actually collected in the period. See “Receivable for Partially Charged-Off Private Education Loans” for further discussion.
(2)	Represents the additional allowance related to the amount of uncollectible interest reserved within interest income that is transferred in the period to the allowance for loan losses when interest is capitalized to a loan’s principal balance.
(3)	Ending total loans for Private Education Loans includes the receivable for partially charged-off loans.

	Allowance for Loan Losses
	Year Ended December 31, 2010
(Dollars in millions)	FFELP Loans	Private Education Loans	Other Loans	Total
Allowance for Loan Losses
Beginning balance	$161	$1,443	$76	$1,680
Total provision	98	1,298	23	1,419
Charge-offs(1)	(87)	(1,291)	(27)	(1,405)
Student loan sales	(8)	—	—	(8)
Reclassification of interest reserve(2)	—	48	—	48
Consolidation of securitization trusts(3)	25	524	—	549

Ending Balance	$189	$2,022	$72	$2,283

Allowance:
Ending balance: individually evaluated for impairment	$—	$114	$59	$173
Ending balance: collectively evaluated for impairment	$189	$1,908	$13	$2,110
Loans:
Ending balance: individually evaluated for impairment	$—	$444	$114	$558
Ending balance: collectively evaluated for impairment	$146,938	$38,128	$228	$185,294

Charge-offs as a percentage of average loans in repayment	.11%	5.04%	6.95%
Charge-offs as a percentage of average loans in repayment and forbearance	.09%	4.79%	6.95%
Allowance as a percentage of the ending total loan balance	.13%	5.24%	21.18%
Allowance as a percentage of the ending loans in repayment	.20%	7.26%	21.18%
Allowance coverage of charge-offs	2.2	1.6	2.7
Ending total loans(4)	$146,938	$38,572	$342
Average loans in repayment	$82,255	$25,596	$383
Ending loans in repayment	$96,696	$27,852	$342

(1)	Charge-offs are reported net of expected recoveries. For Private Education Loans, the expected recovery amount is transferred to the receivable for partially charged-off loan balance. Charge-offs include charge-offs against the receivable for partially charged-off loans which represents the difference between what was expected to be collected and any shortfalls in what was actually collected in the period. See “Receivable for Partially Charged-Off Private Education Loans” for further discussion.
(2)	Represents the additional allowance related to the amount of uncollectible interest reserved within interest income that is transferred in the period to the allowance for loan losses when interest is capitalized to a loan’s principal balance.
(3)	On January 1, 2010, upon the adoption of the new consolidation accounting guidance all off-balance sheet loans were consolidated on-balance sheet. (See “Note 2 — Significant Accounting Policies — Consolidation.”)
(4)	Ending total loans for Private Education Loans includes the receivable for partially charged-off loans.

Key Credit Quality Indicators

FFELP Loans are substantially insured and guaranteed as to their principal and accrued interest in the event of default; therefore, the key credit quality indicator for this portfolio is loan status. The impact of changes in loan status is incorporated quarterly into the allowance for loan losses calculation.

For Private Education Loans, the key credit quality indicators are school type, FICO scores, the existence of a cosigner, the loan status and loan seasoning. The school type/FICO score are assessed at origination and maintained through the traditional/non-traditional loan designation. The other Private Education Loan key quality indicators can change and are incorporated quarterly into the allowance for loan losses calculation. The following table highlights the principal balance (excluding the receivable for partially charged-off loans) of our Private Education Loan portfolio stratified by the key credit quality indicators.

	Private Education Loans Credit Quality Indicators
	December 31, 2012		December 31, 2011
(Dollars in millions)	Balance(3)	% of Balance	Balance(3)	% of Balance
Credit Quality Indicators
School Type/FICO Scores:
Traditional	$35,347	92%	$34,528	91%
Non-Traditional(1)	3,207	8	3,565	9

Total	$38,554	100%	$38,093	100%

Cosigners:
With cosigner	$24,907	65%	$23,507	62%
Without cosigner	13,647	35	14,586	38

Total	$38,554	100%	$38,093	100%

Seasoning(2):
1-12 payments	$7,371	19%	$9,246	24%
13-24 payments	6,137	16	6,837	18
25-36 payments	6,037	16	5,677	15
37-48 payments	4,780	12	3,778	10
More than 48 payments	8,325	22	6,033	16
Not yet in repayment	5,904	15	6,522	17

Total	$38,554	100%	$38,093	100%

(1)	Defined as loans to customers attending for-profit schools (with a FICO score of less than 670 at origination) and customers attending not-for-profit schools (with a FICO score of less than 640 at origination).
(2)	Number of months in active repayment for which a scheduled payment was due.
(3)	Balance represents gross Private Education Loans.

The following tables provide information regarding the loan status and aging of past due loans.

	FFELP Loan Delinquencies
	December 31,
	2012		2011		2010
(Dollars in millions)	Balance	%	Balance	%	Balance	%
Loans in-school/grace/deferment(1)	$17,702		$22,887		$28,214
Loans in forbearance(2)	15,902		19,575		22,028
Loans in repayment and percentage of each status:
Loans current	75,499	83.2%	77,093	81.9%	80,026	82.8%
Loans delinquent 31-60 days(3)	4,710	5.2	5,419	5.8	5,500	5.7
Loans delinquent 61-90 days(3)	2,788	3.1	3,438	3.7	3,178	3.3
Loans delinquent greater than 90 days(3)	7,734	8.5	8,231	8.6	7,992	8.2

Total FFELP Loans in repayment	90,731	100%	94,181	100%	96,696	100%

Total FFELP Loans, gross	124,335		136,643		146,938
FFELP Loan unamortized premium	1,436		1,674		1,900

Total FFELP Loans	125,771		138,317		148,838
FFELP Loan allowance for losses	(159)		(187)		(189)

FFELP Loans, net	$125,612		$138,130		$148,649

Percentage of FFELP Loans in repayment		73.0%		68.9%		65.8%

Delinquencies as a percentage of FFELP Loans in repayment		16.8%		18.1%		17.2%

FFELP Loans in forbearance as a percentage of loans in repayment and forbearance		14.9%		17.2%		18.6%

(1)	Loans for customers who may still be attending school or engaging in other permitted educational activities and are not yet required to make payments on the loans, e.g., residency periods for medical students or a grace period for bar exam preparation, as well as loans for customers who have requested and qualify for other permitted program deferments such as military, unemployment, or economic hardships.
(2)	Loans for customers who have used their allowable deferment time or do not qualify for deferment, that need additional time to obtain employment or who have temporarily ceased making full payments due to hardship or other factors.
(3)	The period of delinquency is based on the number of days scheduled payments are contractually past due.

	Private Education Traditional Loan Delinquencies
	December 31,
	2012		2011		2010
(Dollars in millions)	Balance	%	Balance	%	Balance	%
Loans in-school/grace/deferment(1)	$5,421		$5,866		$7,419
Loans in forbearance(2)	996		1,195		1,156
Loans in repayment and percentage of each status:
Loans current	26,597	91.9%	25,110	91.4%	22,850	91.2%
Loans delinquent 31-60 days(3)	837	2.9	868	3.2	794	3.2
Loans delinquent 61-90 days(3)	375	1.3	393	1.4	340	1.4
Loans delinquent greater than 90 days(3)	1,121	3.9	1,096	4.0	1,060	4.2

Total traditional loans in repayment	28,930	100%	27,467	100%	25,044	100%

Total traditional loans, gross	35,347		34,528		33,619
Traditional loans unamortized discount	(713)		(792)		(801)

Total traditional loans	34,634		33,736		32,818
Traditional loans receivable for partially charged-off loans	797		705		558
Traditional loans allowance for losses	(1,637)		(1,542)		(1,231)

Traditional loans, net	$33,794		$32,899		$32,145

Percentage of traditional loans in repayment		81.9%		80.0%		74.5%

Delinquencies as a percentage of traditional loans in repayment		8.1%		8.6%		8.8%

Loans in forbearance as a percentage of loans in repayment and forbearance		3.3%		4.2%		4.4%

(1)	Deferment includes customers who have returned to school or are engaged in other permitted educational activities and are not yet required to make payments on the loans, e.g., residency periods for medical students or a grace period for bar exam preparation.
(2)	Loans for customers who have requested extension of grace period generally during employment transition or who have temporarily ceased making full payments due to hardship or other factors, consistent with established loan program servicing policies and procedures.
(3)	The period of delinquency is based on the number of days scheduled payments are contractually past due.

	Private Education Non-Traditional Loan Delinquencies
	December 31,
	2012		2011		2010
(Dollars in millions)	Balance	%	Balance	%	Balance	%
Loans in-school/grace/deferment(1)	$483		$656		$921
Loans in forbearance(2)	140		191		184
Loans in repayment and percentage of each status:
Loans current	1,978	76.5%	2,012	74.0%	2,038	72.6%
Loans delinquent 31-60 days(3)	175	6.8	208	7.7	217	7.7
Loans delinquent 61-90 days(3)	106	4.1	127	4.7	131	4.7
Loans delinquent greater than 90 days(3)	325	12.6	371	13.6	422	15.0

Total non-traditional loans in repayment	2,584	100%	2,718	100%	2,808	100%

Total non-traditional loans, gross	3,207		3,565		3,913
Non-traditional loans unamortized discount	(83)		(81)		(93)

Total non-traditional loans	3,124		3,484		3,820
Non-traditional loans receivable for partially charged-off loans	550		536		482
Non-traditional loans allowance for losses	(534)		(629)		(791)

Non-traditional loans, net	$3,140		$3,391		$3,511

Percentage of non-traditional loans in repayment		80.6%		76.2%		71.8%

Delinquencies as a percentage of non-traditional loans in repayment		23.4%		26.0%		27.4%

Loans in forbearance as a percentage of loans in repayment and forbearance		5.1%		6.6%		6.1%

(1)	Deferment includes customers who have returned to school or are engaged in other permitted educational activities and are not yet required to make payments on the loans, e.g., residency periods for medical students or a grace period for bar exam preparation.
(2)	Loans for customers who have requested extension of grace period generally during employment transition or who have temporarily ceased making full payments due to hardship or other factors, consistent with established loan program servicing policies and procedures.
(3)	The period of delinquency is based on the number of days scheduled payments are contractually past due.

Receivable for Partially Charged-Off Private Education Loans

At the end of each month, for loans that are 212 days past due, we charge off the estimated loss of a defaulted loan balance. Actual recoveries are applied against the remaining loan balance that was not charged off. We refer to this remaining loan balance as the “receivable for partially charged-off loans.” If actual periodic recoveries are less than expected, the difference is immediately charged off through the allowance for loan losses with an offsetting reduction in the receivable for partially charged-off Private Education Loans. If actual periodic recoveries are greater than expected, they will be reflected as a recovery through the allowance for Private Education Loan losses once the cumulative recovery amount exceeds the cumulative amount originally expected to be recovered. Private Education Loans which defaulted between 2008 and 2011 for which we have previously charged off estimated losses have, to varying degrees, not met our post-default recovery expectations to date and may continue not to do so. According to our policy, we have been charging off these periodic shortfalls in expected recoveries against our allowance for Private Education Loan losses and the related receivable for partially charged-off Private Education Loans and we will continue to do so. Differences in actual future recoveries on these defaulted loans could affect our receivable for partially charged-off Private Education Loans. There was $198 million and $148 million in allowance for Private Education Loan losses at December 31, 2012 and 2011, respectively, providing for possible additional future charge-offs related to the receivable for partially charged-off Private Education Loans.

The following table summarizes the activity in the receivable for partially charged-off loans.

	Years Ended December 31,
(Dollars in millions)	2012	2011	2010
Receivable at beginning of period	$1,241	$1,040	$499
Expected future recoveries of current period defaults(1)	351	391	459
Recoveries(2)	(189)	(155)	(104)
Charge-offs(3)	(56)	(35)	(43)
Consolidation of securitization trusts(4)	—	—	229

Receivable at end of period	1,347	1,241	1,040
Allowance for estimated recovery shortfalls(5)	(198)	(148)	—

Net receivable at end of period	$1,149	$1,093	$1,040

(1)	Represents the difference between the loan balance and our estimate of the amount to be collected in the future.
(2)	Current period cash collections.
(3)	Represents the current period recovery shortfall — the difference between what was expected to be collected and what was actually collected. These amounts are included in the Private Education Loan total charge-offs as reported in the “Allowance for Loan Losses Metrics” tables.
(4)	On January 1, 2010, upon the adoption of the new consolidation accounting guidance all off-balance sheet loans were consolidated on-balance sheet.
(5)	The allowance for estimated recovery shortfalls of the receivable for partially charged-off Private Education Loans is a component of the $2.2 billion overall allowance for Private Education Loan losses as of December 31, 2012 and 2011, respectively.

Troubled Debt Restructurings (“TDRs”)

We modify the terms of loans for certain customers when we believe such modifications may increase the ability and willingness of a customer to make payments and thus increase the ultimate overall amount collected on a loan. These modifications generally take the form of a forbearance, a temporary interest rate reduction or an extended repayment plan. For customers experiencing financial difficulty, certain Private Education Loans for which we have granted either a forbearance of greater than three months, an interest rate reduction or an extended repayment plan are classified as TDRs. Forbearance provides customers the ability to defer payments for a period of time, but does not result in the forgiveness of any principal or interest. While in forbearance status, interest continues to accrue and is capitalized to principal when the loan re-enters repayment status. The recorded investment of loans granted a forbearance that were classified as TDRs was $6.4 billion and $4.5 billion at December 30, 2012 and 2011, respectively. The recorded investment for TDRs from loans granted interest rate reductions or extended repayment plans was $0.9 billion and $0.7 billion at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, the percentage of loans granted forbearance that have migrated to a TDR classification due to the extension of the forbearance period was 43 percent and 33 percent, respectively.

At December 31, 2012 and 2011, all of our TDR loans had a related allowance recorded. The following table provides the recorded investment, unpaid principal balance and related allowance for our TDR loans.

	TDR Loans
(Dollars in millions)	Recorded Investment(1)	Unpaid Principal Balance	Related Allowance
December 31, 2012
Private Education Loans — Traditional	$5,999	$6,074	$844
Private Education Loans — Non-Traditional	1,295	1,303	282

Total	$7,294	$7,377	$1,126

December 31, 2011
Private Education Loans — Traditional	$4,201	$4,259	$546
Private Education Loans — Non-Traditional	1,048	1,054	216

Total	$5,249	$5,313	$762

(1)	The recorded investment is equal to the unpaid principal balance and accrued interest receivable net of unamortized deferred fees and costs.

The following table provides the average recorded investment and interest income recognized for our TDR loans.

	Years Ended December 31,
	2012		2011		2010
(Dollars in millions)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Private Education Loans — Traditional	$5,243	$333	$1,960	$121	$210	$6
Private Education Loans — Non-Traditional	1,230	106	560	48	156	7

Total	$6,473	$439	$2,520	$169	$366	$13

The following tables provide information regarding the loan status and aging of TDR loans that are past due.

	TDR Loan Delinquencies
	December 31,
	2012		2011		2010
(Dollars in millions)	Balance	%	Balance	%	Balance	%
Loans in deferment(1)	$574		$285		$16
Loans in forbearance(2)	544		696		12
Loans in repayment and percentage of each status:
Loans current	4,619	73.8%	3,018	69.7%	281	67.7%
Loans delinquent 31-60 days(3)	478	7.6	427	9.8	33	7.9
Loans delinquent 61-90 days(3)	254	4.1	215	5.0	24	5.7
Loans delinquent greater than 90 days(3)	908	14.5	672	15.5	78	18.7

Total TDR loans in repayment	6,259	100%	4,332	100%	416	100%

Total TDR loans, gross	$7,377		$5,313		$444

(1)	Loans for customers who have requested and qualify for permitted program deferments such as military, unemployment, or economic hardships.
(2)	Loans for customers who have used their allowable deferment time or do not qualify for deferment, that need additional time to obtain employment or who have temporarily ceased making full payments due to hardship or other factors.
(3)	The period of delinquency is based on the number of days scheduled payments are contractually past due.

The following table provides the amount of modified loans that resulted in a TDR in the periods presented. Additionally, the table summarizes charge-offs occurring in the TDR portfolio, as well as TDRs for which a payment default occurred in the current period within 12 months of the loan first being designated as a TDR. We define payment default as 60 days past due for this disclosure. The majority of our loans that are considered TDRs involve a temporary forbearance of payments and do not change the contractual interest rate of the loan.

	Years Ended December 31,
	2012			2011			2010
(Dollars in millions)	Modified Loans(1)	Charge- Offs(2)	Payment- Default	Modified Loans(1)	Charge- Offs(2)	Payment- Default	Modified Loans(1)	Charge- Offs(2)	Payment- Default
Private Education Loans — Traditional	$2,375	$389	$1,351	$4,103	$99	$1,036	$171	$18	$50
Private Education Loans — Non-Traditional	443	152	420	951	55	414	106	25	39

Total	$2,818	$541	$1,771	$5,054	$154	$1,450	$277	$43	$89

(1)	Represents period ending balance of loans that have been modified during the period and resulted in a TDR.
(2)	Represents loans that charged off that were classified as TDRs.

Accrued Interest Receivable

The following table provides information regarding accrued interest receivable on our Private Education Loans. The table also discloses the amount of accrued interest on loans greater than 90 days past due as compared to our allowance for uncollectible interest. The allowance for uncollectible interest exceeds the amount of accrued interest on our 90 days past due portfolio for all periods presented.

	Accrued Interest Receivable As of December 31,
(Dollars in millions)	Total	Greater Than 90 Days Past Due	Allowance for Uncollectible Interest
2012
Private Education Loans — Traditional	$798	$39	$45
Private Education Loans — Non-Traditional	106	16	22

Total	$904	$55	$67

2011
Private Education Loans — Traditional	$870	$36	$44
Private Education Loans — Non-Traditional	148	18	28

Total	$1,018	$54	$72

2010
Private Education Loans — Traditional	$1,062	$35	$57
Private Education Loans — Non-Traditional	209	20	37

Total	$1,271	$55	$94